Schedule of cash and cash equivalents (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash in bank	€ 29,790,838	€ 37,236,089
Cash in hand & prepaid cards	4,018	4,073
Total	€ 29,794,856	€ 37,240,162